CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, unless otherwise specified	4 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 28, 2012 Successor	Dec. 27, 2013 Successor	Sep. 07, 2012 Predecessor	Dec. 30, 2011 Predecessor
Net sales	$ 404,593	$ 1,598,055	$ 917,752	$ 1,249,484
Cost of sales	256,349	1,045,084	584,033	787,017
Gross profit	148,244	552,971	333,719	462,467
Operating Expenses:
Selling, general and administrative expenses	115,533	457,236	255,409	354,754
Depreciation and amortization	12,837	50,038	17,707	23,739
Merger related expenses	39,641	1,377	19,049	0
Total operating expenses	168,011	508,651	292,165	378,493
Operating income (loss)	(19,767)	44,320	41,554	83,974
Loss on extinguishment of debt, net	0	0	(2,214)	0
Interest expense	(19,773)	(63,087)	(16,631)	(24,355)
Interest and other income	593	1,580	1,499	1,892
(Loss) income before income taxes	(38,947)	(17,187)	24,208	61,511
(Benefit) provision for income taxes	(10,503)	(10,847)	11,384	23,837
Net (loss) income	$ (28,444)	$ (6,340)	$ 12,824	$ 37,674